Description of Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Description of Business and Summary of Significant Accounting Policies
Schedule of concentration of risk related to accounts receivable and accounts payable

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Number of customers accounted for 10% or more of accounts receivable	2	3	1
Number of vendors accounted for 10% or more of accounts payable	1	2	2

Schedule of changes in allowance for doubtful accounts

Changes in the Company’s allowance for doubtful accounts were as follows (in thousands):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Beginning balance	$94	$387	$357	$357	$467
Charged to costs and expenses	296	77	110	344	509
Uncollectible accounts written off, net of recoveries	(3)	(107)	—	—	(101)
Ending balance	$387	$357	$467	$701	$875

Schedule of changes in accrued warranty liability

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020
				(unaudited)
Balance as of the beginning of the period	$254	$1,317	$3,531	$3,531	$4,322
Warranty provision	2,341	5,469	6,531	3,841	2,918
Consumption	(1,011)	(4,055)	(4,939)	(2,642)	(940)
Changes in provision estimates	(267)	800	(801)	141	(3,104)
Balance as of the end of the period	$1,317	$3,531	$4,322	$4,871	$3,196